Description of Business - Regulated Utilities (Details)	Dec. 31, 2021 community company station MW
TEP and UNS Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	3,485
TEP and UNS Electric | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	53
TEP and UNS Electric | Wind
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	252
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	65
FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Number of communities (more than) | community	135
FortisBC Electric | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	225
Generating facilities | station	4
Generating facilities, operating, maintenance and management services | station	5
Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	143
Newfoundland Power | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	97
Maritime Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	130
FortisOntario
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	5
Number of utilities | company	3
Caribbean Utilities | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	161
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities | company	2
Fortis Turks and Caicos | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	94
Wataynikaneyap Partnership
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	39.00%
Wataynikaneyap Partnership | Fortis
Public Utilities, General Disclosures [Line Items]
Partnership with First Nation communities, number | community	24
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	33.00%
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	80.10%
Noncontrolling ownership (percent)	19.90%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	60.00%